SHORT-TERM AND LONG-TERM DEBT (Schedule of Long-Term Debt) (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)	May 12, 2021 USD ($)	Jan. 21, 2020 NOK (kr)	Jul. 30, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	Sep. 13, 2018 NOK (kr)
Debt Instrument [Line Items]
Total debt principal	$ 2,163,688,000		$ 2,213,636,000
Less: unamortized debt issuance costs	(16,942,000)		(12,580,000)
Less: current portion of long-term debt	(432,918,000)		(921,270,000)
Long-term debt	1,713,828,000		1,279,786,000
4.875% senior unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	0		$ 137,900,000
Interest rate (in percentage)			4.875%	4.875%
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	0		$ 71,243,000
Total debt principal	0	kr 0	71,200,000	kr 700,000,000
Aggregate debt amount | kr		700,000,000		700,000,000			kr 700,000,000		kr 600,000,000
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Long-term debt, gross	68,426,000		70,734,000
Total debt principal	68,400,000	695,000,000	70,700,000	695,000,000
Aggregate debt amount | kr		700,000,000						kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Debt Instrument [Line Items]
Long-term debt, gross	58,089,000		60,048,000
Total debt principal	58,100,000	590,000,000	60,000,000	kr 590,000,000
Aggregate debt amount | kr		kr 600,000,000				kr 600,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Long-term debt, gross	150,000,000		150,000,000
Total debt principal	$ 150,000,000		150,000,000
Aggregate debt amount					$ 150,000,000
Interest rate (in percentage)	7.25%	7.25%			7.25%
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 148,875,000		0
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Long-term debt, gross	150,000,000		0
Lease debt financing due through 2033
Debt Instrument [Line Items]
Long-term debt, gross	573,456,000		394,555,000
U.S. dollar denominated floating rate debt due through 2029
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,014,842,000		$ 1,329,156,000